Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of Accounts Receivable and Lease Receivable Less Expected Credit Loss
The following table presents the accounts receivable and lease receivable less the expected credit loss (in USD thousands):

	December 31, 2022	December 31, 2021
Accounts receivable	$6,060	$7,060
Accrued contract revenue	1,499	657
Lease receivable	185	237
Allowance for expected credit losses	(1,095)	(1,676)
Net accounts receivable	$6,649	$6,278

Schedule of Movement in Allowance for Expected Credit Losses in Accounts Receivable
The movement in the allowance for expected credit losses in accounts receivable is presented below (in USD thousands):

	2022	2021
As of January 1	$1,676	$2,664
Increase	404	1,273
Reversals	(804)	(1,612)
Write-off	(67)	(572)
Currency translation differences	(114)	(77)
As of December 31	$1,095	$1,676